Note 9 - Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the three months ended March 31,
	2016	2017

Net loss attributable to common shareholders	(3,262,027)	(2,627,562)
Weighted average common shares – Outstanding	8,104,860	10,999,554
Basic and diluted loss per share	(0.40)	(0.24)